                                                      1933 Act File No. 33-41004
                                                      1940 Act File No. 811-6307

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No. 20    .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  17  .....................................        X

                FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.
        (Formerly, Federated Adjustable Rate U.S. Government Fund, Inc.)

                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

PROSPECTUS

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April 30, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking total return by investing its assets in U.S. government and government agency securities, including mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 12

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Independent Auditors' Report 30

Board of Directors and Fund Officers 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income from its portfolio of securities. The Fund's investment adviser (Adviser) expects that income will comprise the largest component of total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing exclusively in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities. Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of the fluctuation by limiting the Fund's dollar-weighted average duration to within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the three month-period from January 1, 2003 to March 31, 2003 was 0.83%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.11% (quarter ended September 30, 2001). Its lowest quarterly return was 0.39% (quarter ended March 31, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Index (LB1-3G), a broad-based market index tracking U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	Start of Performance1
Fund:
Return Before Taxes	5.56%	7.20%
Return After Taxes on Distributions[2]	4.08%	5.19%
Return after Taxes on Distributions and Sale of Fund Shares[2]	3.39%	4.77%
LB1-3G	6.01%	7.90%

1 The Fund's Institutional Shares start of performance was September 11, 2000.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.41%
Total Annual Fund Operating Expenses	1.06%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waivers and Reimbursement of Fund Expenses	0.76%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.30%

2 The Adviser has voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 2003.

3 The shareholder services fee has been voluntarily waived. This voluntarily waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 2003.

4 The Adviser has voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) was 0.30% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 108
3 Years	$ 337

5 Years	$ 585

10 Years	$1,294

What are the Fund's Investment Strategies?

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The Fund invests exclusively in a diversified portfolio of direct obligations of the U.S. government, its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies or instrumentalities. The Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates, while selecting investments that should offer enhanced returns based on the Adviser's analysis of economic and market conditions. Although, unlike a money market fund, the value of the Fund's Shares will fluctuate, the Adviser attempts to limit fluctuation by managing the dollar-weighted average duration within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. The Adviser then seeks higher returns, through security selection, than are possible in a portfolio limited by the maturity constraints of a money market fund.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayments less likely.

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The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life.) The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government mortgage backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

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Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund invests:

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interest in pools of adjustable rate mortgages are know as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as U.S. Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $100,000. The required minimum subsequent investment amount is $100.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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All requests must include:

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  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 2000. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Share class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditor's Report on page 30.

Year Ended February 28	2003	2002	2001 [1]
Net Asset Value, Beginning of Period	$9.60	$9.52	$9.30
Income From Investment Operations:
Net investment income	0.32	0.51	0.28
Net realized and unrealized gain on investments	0.17	0.08	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.49	0.59	0.51

Less Distributions:
Distributions from net investment income	(0.32)	(0.51)	(0.29)

Net Asset Value, End of Period	$9.77	$9.60	$9.52

Total Return[2]	5.21%	6.33%	5.51%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.36%[3]

Net investment income	3.35%	5.08%	6.30%[3]

Expense waiver/reimbursement[4]	0.76%	0.82%	0.73%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$43,513	$7,290	$2,416

Portfolio turnover	110%	71%	150%

1 Reflects operations for the period from September 11, 2000 (date of initial public investment) to February 28, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount or Shares		Value
	LONG-TERM OBLIGATIONS--62.1%
	Federal Home Loan Mortgage Corp.--42.6%
$40,800,000	3.250%, 11/15/2004	$41,969,736
11,700,000	3.750%, 4/15/2004	12,012,039
321,844	6.500%, 12/1/2015	341,656

	TOTAL	54,323,431

	Federal Home Loan Mortgage Corp. REMIC--2.1%
2,536,945	Series 1344-D, 6.000%, 8/15/2007	2,645,222

	Federal National Mortgage Association--13.7%
5,500,000	3.000%, 7/29/2004	5,534,485
1,000,000	3.500%, 9/15/2004	1,030,940
3,763,614	5.500%, 12/1/2017 - 3/1/2018	3,922,401
2,415,194	6.000%, 2/1/2018	2,535,954
4,211,663	6.500%, 7/1/2016	4,469,628

	TOTAL	17,493,408

	Government National Mortgage Association ARMS--3.7%
1,864,483	3.500%, 12/20/2032	1,883,258
2,808,406	4.000%, 9/20/2031	2,864,602

	TOTAL	4,747,860

	TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $77,551,439)	79,209,921

	U.S. TREASURY--29.6%
15,500,000	United States Treasury Notes, 1.500%, 2/28/2005	15,490,390
9,000,000	United States Treasury Notes, 2.000%, 11/30/2004	9,090,000
13,000,000	United States Treasury Notes, 2.250%, 7/31/2004	13,168,610

	TOTAL U.S. TREASURY (IDENTIFIED COST $37,574,222)	37,749,000

	MUTUAL FUND--14.4%
18,458,452	Government Obligations Fund (at net asset value)	18,458,452

	TOTAL INVESTMENTS (IDENTIFIED COST $133,584,113)[1]	$135,417,373

1 The cost of investments for federal tax purposes amounts to $133,584,113.

Note: The categories of investments are shown as a percentage of net assets ($127,579,266) at February 28, 2003.

The following acronyms are used throughout this portfolio:

ARMS	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $133,584,113)		$135,417,373
Income receivable		734,501
Receivable for shares sold		538,938

TOTAL ASSETS		136,690,812

Liabilities:
Payable for investments purchased	$8,826,892
Payable for shares redeemed	112,400
Income distribution payable	126,819
Accrued expenses	45,435

TOTAL LIABILITIES		9,111,546

Net assets for 13,052,607 shares outstanding		$127,579,266

Net Assets Consist of:
Paid in capital		$129,894,507
Net unrealized appreciation of investments		1,833,260
Accumulated net realized loss on investments		(4,135,263)
Distributions in excess of net investment income		(13,238)

TOTAL NET ASSETS		$127,579,266

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,512,577 ÷ 4,451,906 shares outstanding		$9.77

Institutional Service Shares:
$84,066,689 ÷ 8,600,701 shares outstanding		$9.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $837)			$3,700,041

Expenses:
Investment adviser fee		$409,179
Administrative personnel and services fee		155,000
Custodian fees		8,826
Transfer and dividend disbursing agent fees and expenses		79,727
Directors'/Trustees' fees		11,036
Auditing fees		14,397
Legal fees		4,992
Portfolio accounting fees		58,082
Distribution services fee--Institutional Service Shares		213,946
Shareholder services fee--Institutional Shares		41,791
Shareholder services fee--Institutional Service Shares		213,946
Share registration costs		38,276
Printing and postage		18,235
Insurance premiums		1,359
Taxes		8,300
Miscellaneous		25,526

TOTAL EXPENSES		1,302,618

Waivers and Reimbursements:
Waiver of investment adviser fee	$(403,877)
Waiver of distribution services fee--Institutional Service Shares	(213,946)
Waiver of shareholder services fee--Institutional Shares	(41,791)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,699)
Reimbursement of investment adviser fee	(5,302)
Reimbursement of other operating expenses	(110,295)

TOTAL WAIVERS AND REIMBURSEMENTS		(776,910)

Net expenses			525,708

Net investment income			3,174,333

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,588,281
Net change in unrealized appreciation of investments			412,791

Net realized and unrealized gain on investments			2,001,072

Change in net assets resulting from operations			$5,175,405

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,174,333	$4,559,280
Net realized gain on investments	1,588,281	1,155,471
Net change in unrealized appreciation of investments	412,791	(408,267)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,175,405	5,306,484

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(564,967)	(239,998)
Institutional Service Shares	(2,618,879)	(4,315,833)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,183,846)	(4,555,831)

Share Transactions:
Proceeds from sale of shares	111,209,424	16,616,933
Net asset value of shares issued to shareholders in payment of distributions declared	1,464,073	2,178,138
Cost of shares redeemed	(76,837,339)	(19,232,718)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,836,158	(437,647)

Change in net assets	37,827,717	313,006

Net Assets:
Beginning of period	89,751,549	89,438,543

End of period (including distributions in excess of net investment income of $(13,238) and $(3,725), respectively)	$127,579,266	$89,751,549

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated Limited Duration Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At February 28, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	2,500,000,000
Institutional Service Shares	2,500,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,903,429	$66,757,287	838,855	$8,025,221
Shares issued to shareholders in payment of distributions declared	7,211	69,298	1,219	11,679
Shares redeemed	(3,218,244)	(30,993,504)	(334,412)	(3,210,194)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,692,396	$35,833,081	505,662	$4,826,706

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,586,298	$44,452,137	892,767	$8,591,712
Shares issued to shareholders in payment of distributions declared	144,175	1,394,775	226,189	2,166,459
Shares redeemed	(4,720,967)	(45,843,835)	(1,671,623)	(16,022,524)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,506	$3,077	(552,667)	$(5,264,353)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,701,902	$35,836,158	(47,005)	$(437,647)

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for expired capital loss carryforwards.

For the year ended February 28, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(20,279,112)	--	$20,279,112

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$3,183,846	$4,555,831

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 113,581

Unrealized appreciation	$1,833,260

Capital loss carryforward	$4,135,263

At February 28, 2003, the cost of investments for federal tax purposes was $133,584,113. The net unrealized appreciation of investments for federal tax purposes was $1,833,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,837,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,459.

At February 28, 2003, the Fund had a capital loss carryforward of $4,135,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$2,738,947

2008	$ 533,376

2009	$ 862,940

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntary choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$137,321,212

Sales	$109,303,162

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Government Fund, Inc. (the "Fund") as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Government Fund, Inc. as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
April 11, 2003

Board of Directors and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: March 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6307

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314213109

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25745 (4/03)

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Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

PROSPECTUS

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April 30, 2003

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking total return by investing its assets in U.S. government and government agency securities, including mortgage backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 12

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Independent Auditors' Report 30

Board of Directors and Fund Officers 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income from its portfolio of securities. The Fund's investment adviser (Adviser) expects that income will comprise the largest component of total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing exclusively in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities. Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of the fluctuation by limiting the Fund's dollar-weighted average duration to within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three month-period from January 1, 2003 to March 31, 2003 was 0.77%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.18% (quarter ended March 31, 1995). Its lowest quarterly return was (0.53)% (quarter ended June 30, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Index (LB1-3G), a broad-based market index tracking U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	5.30%	5.43%	5.03%
Return After Taxes on Distributions[1]	3.92%	3.42%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.23%	3.34%	2.97%
LB1-3G	6.01%	6.51%	6.08%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.41%
Total Annual Fund Operating Expenses	1.31%

1 Although not contractually obligated to do so, the Adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waivers and Reimbursement of Fund Expenses	0.76%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.55%

2 The Adviser has voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 2003.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntarily waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 2003.

4 The Adviser has voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) was 0.30% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 133
3 Years	$ 415
5 Years	$ 718
10 Years	$1,579

What are the Fund's Investment Strategies?

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The Fund invests exclusively in a diversified portfolio of direct obligations of the U.S. government, its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies or instrumentalities. The Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates, while selecting investments that should offer enhanced returns based on the Adviser's analysis of economic and market conditions. Although, unlike a money market fund, the value of the Fund's Shares will fluctuate, the Adviser attempts to limit fluctuation by managing the dollar-weighted average duration within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. The Adviser then seeks higher returns, through security selection, than are possible in a portfolio limited by the maturity constraints of a money market fund.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayments less likely.

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The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life.) The Adviser may also attempt to take advantage of current and potential yield differentials existing from time-to-time between various government mortgage backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

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Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund invests:

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interest in pools of adjustable rate mortgages are know as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as U.S. Treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $100.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 2000. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditor's Report on page 30.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.60	$9.52	$9.33	$9.43	$9.52
Income From Investment Operations:
Net investment income	0.30	0.49	0.54	0.46	0.48
Net realized and unrealized gain (loss) on investments	0.17	0.08	0.20	(0.10)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.57	0.74	0.36	0.39

Less Distributions:
Distributions from net investment income	(0.30)	(0.49)	(0.55)	(0.46)	(0.48)

Net Asset Value, End of Period	$9.77	$9.60	$9.52	$9.33	$9.43

Total Return[1]	4.95%	6.06%	8.22%	3.89%	4.20%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.86%	1.02%	1.02%

Net investment income	3.05%	5.07%	5.74%	4.76%	5.03%

Expense waiver/reimbursement[2]	0.76%	0.82%	0.59%	0.45%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$84,067	$82,462	$87,023	$108,918	$139,968

Portfolio turnover	110%	71%	150%	65%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount or Shares		Value
	LONG-TERM OBLIGATIONS--62.1%
	Federal Home Loan Mortgage Corp.--42.6%
$40,800,000	3.250%, 11/15/2004	$41,969,736
11,700,000	3.750%, 4/15/2004	12,012,039
321,844	6.500%, 12/1/2015	341,656

	TOTAL	54,323,431

	Federal Home Loan Mortgage Corp. REMIC--2.1%
2,536,945	Series 1344-D, 6.000%, 8/15/2007	2,645,222

	Federal National Mortgage Association--13.7%
5,500,000	3.000%, 7/29/2004	5,534,485
1,000,000	3.500%, 9/15/2004	1,030,940
3,763,614	5.500%, 12/1/2017 - 3/1/2018	3,922,401
2,415,194	6.000%, 2/1/2018	2,535,954
4,211,663	6.500%, 7/1/2016	4,469,628

	TOTAL	17,493,408

	Government National Mortgage Association ARMS--3.7%
1,864,483	3.500%, 12/20/2032	1,883,258
2,808,406	4.000%, 9/20/2031	2,864,602

	TOTAL	4,747,860

	TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $77,551,439)	79,209,921

	U.S. TREASURY--29.6%
15,500,000	United States Treasury Notes, 1.500%, 2/28/2005	15,490,390
9,000,000	United States Treasury Notes, 2.000%, 11/30/2004	9,090,000
13,000,000	United States Treasury Notes, 2.250%, 7/31/2004	13,168,610

	TOTAL U.S. TREASURY (IDENTIFIED COST $37,574,222)	37,749,000

	MUTUAL FUND--14.4%
18,458,452	Government Obligations Fund (at net asset value)	18,458,452

	TOTAL INVESTMENTS (IDENTIFIED COST $133,584,113)[1]	$135,417,373

1 The cost of investments for federal tax purposes amounts to $133,584,113.

Note: The categories of investments are shown as a percentage of net assets ($127,579,266) at February 28, 2003.

The following acronyms are used throughout this portfolio:

ARMS	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $133,584,113)		$135,417,373
Income receivable		734,501
Receivable for shares sold		538,938

TOTAL ASSETS		136,690,812

Liabilities:
Payable for investments purchased	$8,826,892
Payable for shares redeemed	112,400
Income distribution payable	126,819
Accrued expenses	45,435

TOTAL LIABILITIES		9,111,546

Net assets for 13,052,607 shares outstanding		$127,579,266

Net Assets Consist of:
Paid in capital		$129,894,507
Net unrealized appreciation of investments		1,833,260
Accumulated net realized loss on investments		(4,135,263)
Distributions in excess of net investment income		(13,238)

TOTAL NET ASSETS		$127,579,266

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,512,577 ÷ 4,451,906 shares outstanding		$9.77

Institutional Service Shares:
$84,066,689 ÷ 8,600,701 shares outstanding		$9.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $837)			$3,700,041

Expenses:
Investment adviser fee		$409,179
Administrative personnel and services fee		155,000
Custodian fees		8,826
Transfer and dividend disbursing agent fees and expenses		79,727
Directors'/Trustees' fees		11,036
Auditing fees		14,397
Legal fees		4,992
Portfolio accounting fees		58,082
Distribution services fee--Institutional Service Shares		213,946
Shareholder services fee--Institutional Shares		41,791
Shareholder services fee--Institutional Service Shares		213,946
Share registration costs		38,276
Printing and postage		18,235
Insurance premiums		1,359
Taxes		8,300
Miscellaneous		25,526

TOTAL EXPENSES		1,302,618

Waivers and Reimbursements:
Waiver of investment adviser fee	$(403,877)
Waiver of distribution services fee--Institutional Service Shares	(213,946)
Waiver of shareholder services fee--Institutional Shares	(41,791)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,699)
Reimbursement of investment adviser fee	(5,302)
Reimbursement of other operating expenses	(110,295)

TOTAL WAIVERS AND REIMBURSEMENTS		(776,910)

Net expenses			525,708

Net investment income			3,174,333

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,588,281
Net change in unrealized appreciation of investments			412,791

Net realized and unrealized gain on investments			2,001,072

Change in net assets resulting from operations			$5,175,405

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,174,333	$4,559,280
Net realized gain on investments	1,588,281	1,155,471
Net change in unrealized appreciation of investments	412,791	(408,267)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,175,405	5,306,484

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(564,967)	(239,998)
Institutional Service Shares	(2,618,879)	(4,315,833)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,183,846)	(4,555,831)

Share Transactions:
Proceeds from sale of shares	111,209,424	16,616,933
Net asset value of shares issued to shareholders in payment of distributions declared	1,464,073	2,178,138
Cost of shares redeemed	(76,837,339)	(19,232,718)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,836,158	(437,647)

Change in net assets	37,827,717	313,006

Net Assets:
Beginning of period	89,751,549	89,438,543

End of period (including distributions in excess of net investment income of $(13,238) and $(3,725), respectively)	$127,579,266	$89,751,549

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated Limited Duration Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At February 28, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	2,500,000,000
Institutional Service Shares	2,500,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,903,429	$66,757,287	838,855	$8,025,221
Shares issued to shareholders in payment of distributions declared	7,211	69,298	1,219	11,679
Shares redeemed	(3,218,244)	(30,993,504)	(334,412)	(3,210,194)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,692,396	$35,833,081	505,662	$4,826,706

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,586,298	$44,452,137	892,767	$8,591,712
Shares issued to shareholders in payment of distributions declared	144,175	1,394,775	226,189	2,166,459
Shares redeemed	(4,720,967)	(45,843,835)	(1,671,623)	(16,022,524)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,506	$3,077	(552,667)	$(5,264,353)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,701,902	$35,836,158	(47,005)	$(437,647)

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for expired capital loss carryforwards.

For the year ended February 28, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(20,279,112)	--	$20,279,112

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$3,183,846	$4,555,831

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 113,581

Unrealized appreciation	$1,833,260

Capital loss carryforward	$4,135,263

At February 28, 2003, the cost of investments for federal tax purposes was $133,584,113. The net unrealized appreciation of investments for federal tax purposes was $1,833,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,837,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,459.

At February 28, 2003, the Fund had a capital loss carryforward of $4,135,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$2,738,947

2008	$ 533,376

2009	$ 862,940

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntary choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$137,321,212

Sales	$109,303,162

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Government Fund, Inc. (the "Fund") as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Government Fund, Inc. as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
April 11, 2003

Board of Directors and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: March 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6307

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314213208

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25746 (4/03)

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FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

Statement of Additional Information

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APRIL 30, 2003

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Institutional Shares
Institutional Service Shares

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Institutional Shares and Institutional Service
Shares of Federated Limited Duration Government Fund, Inc. (Fund), dated
April 30, 2003. Obtain the prospectuses and the Annual Report's Management's Discussion of
Fund Performance without charge by calling 1-800-341-7400.
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           Contents
           How is the Fund Organized?                           1
           Securities in Which the Fund Invests                 1
           What do Shares Cost?                                 8
           How is the Fund Sold?                                8
           Subaccounting Services                               9
           Redemption in Kind                                   9
           Account and Share Information                        9
           Tax Information                                      10
           Who Manages and Provides Services to the Fund?       10
           How Does the Fund Measure Performance?               18
           Who is Federated Investors, Inc.?                    20
           Addresses                                            23

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1071005B (4/03)
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HOW IS THE FUND ORGANIZED?

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The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on March 20, 1991. The Fund changed its name from
Federated Adjustable Rate U.S. Government Fund, Inc. to Federated Limited Duration
Government Fund, Inc. on September 7, 2000.

The Board of Directors (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company
(Adviser).

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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

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Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages (ARMs)

The Fund may invest in interests in pools of adjustable rate mortgages, which are known as
ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments.
The next class of CMOs receives all principal payments after the first class is paid off.
This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs and TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition,
PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as LIBOR.
The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

The degree of increased or decreased prepayment risks depends upon the structure of the
CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some
GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.
This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller
(rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the
Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

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Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds)
to lend and borrow money for certain temporary purposes directly to and from other
Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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PREPAYMENT RISKS
o     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

      For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

      Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o     Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS
o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
      Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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Fundamental INVESTMENT Objective
The investment objective of the Fund is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than
10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the
Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Securities Lending

The Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the
Adviser has determined are creditworthy under guidelines established by the Fund's Board.
The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.

Investing in Stripped Mortgage Securities

The Fund will not invest its assets in stripped mortgage securities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's Adviser.

Buying Securities on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTMENT POLICY
The Fund pursues its investment objective by investing its assets in U.S. government and government agency securities, including mortgage backed securities.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (institutional service Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder
Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services
Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated
Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of
$250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5%
or more of outstanding Institutional Shares: Rockland Trust Company, Hanover, MA, owned approximately 1,036,667 Shares (35.40%); Colonial Trust Co. Personal Division, Phoenix, AZ,
owned approximately 613,926 Shares (20.97%); and City of Encinitas California, Encinitas,
CA, owned approximately 523,013 Shares (17.86%).

As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5%
or more of outstanding Institutional Service Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 2,421,247 Shares (27.94%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs
Funds-eight portfolios; and WesMark Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than 1% of the
Fund's outstanding Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal year) Complex
Fund                                                                   (past calendar
Date Service Began                                                      year)
                      Principal Occupations: Chief        $0            $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND          Federated Investors, Inc.;
DIRECTOR              Chairman, Federated Investment
Began serving:        Management Company, Federated
March 1991            Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President      $0         $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director       $1,042.94  $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving:        Center.
March 1991
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      from Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal year) Complex
Fund                                                                   (past calendar
Date Service Began                                                     year)
                      Principal Occupation: Director      $1,147.26      $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,147.26         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,147.26         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
DIRECTOR              energy services worldwide).
Began serving:
February 1998         Previous Position: Partner,
                      Andersen Worldwide SC.

                      Principal Occupation: Director        $1,042.94         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,042.94         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,147.26         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
October 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director       $1,251.56         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations: Director       $1,042.94         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving:        Previous Positions: National
March 1991            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations: Director       $1,042.94         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
October 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT and  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Todd A. Abraham has been the Fund's Portfolio Manager
Todd A. Abraham               since October 1995. He is Vice President of the Fund.
Birth Date: February 10, 1966 Mr. Abraham has been a Portfolio Manager since 1995 and
VICE PRESIDENT                a Vice President of the Fund's Adviser since 1997. Mr.
                              Abraham joined Federated in 1993 as an Investment
                              Analyst and served as Assistant Vice President from
                              1995 to 1997. Mr. Abraham served as a Portfolio Analyst
                              at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a
                              Chartered Financial Analyst and received his M.B.A. in
                              Finance from Loyola College.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund[`s/s'] financial
          Constantakis        statements; meets with the independent
          Charles F.          auditors periodically to review the
          Mansfield, Jr.      results of the audits and reports the
                              results to the full Board; evaluates the
                              independence of the auditors, reviews
                              legal and regulatory matters that may
                              have a material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

--------------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the federated family of Investment companies
AS OF DECEMBER 31, 2002
                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory.
The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the
Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.
In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the
Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the
Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund
Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The
Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated
Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
February 28                             2003                2002            2001
Advisory Fee Earned                 $409,179            $359,529        $493,114
Advisory Fee Reduction               403,877             359,529         250,081
Advisory Fee Reimbursement             5,302                 857           1,225
Administrative Fee                   155,000             155,000         139,054
12b-1 Fee:
 Institutional Service
 Shares                                    0                  --              --
Shareholder Services Fee:
  Institutional Shares                     0
  Institutional Service
  Shares                             213,946                  --              --

--------------------------------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                       30-Day         1  Year   Start of
                       Period                   Performance
                                                on
                                                9/11/2000
Institutional
Shares:
Total Return
  Before Taxes         N/A            5.21%     6.94%
  After Taxes on       N/A            3.87%     5.00%
  Distributions
  After Taxes on       N/A            3.18%     4.60%
  Distributions
  and Sale of Shares
Yield                  1.61%          N/A       N/A

--------------------------------------------------------------------------------------------
                       30-Day         1 Year    5 Years  10 Years
                       Period
Institutional
Service Shares:
Total Return
  Before Taxes         N/A            4.95%     5.45%    4.99%
  After Taxes on       N/A            3.71%     3.49%    2.94%
  Distributions
  After Taxes on       N/A            3.02%     3.38%    2.95%
  Distributions
  and Sale of Shares
Yield                  1.38%          N/A       N/A      N/A

--------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of
Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding.
This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-Year Treasury Index
Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lehman Brothers 1-3 Year Government Index
Lehman Brothers 1-3 Year Government Index is an index comprised of mutual funds that invest in short-term (1-3 year) government securities.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual
Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured,  straightforward  and
consistent   investment   decisions.   Federated  investment  products  have  a  history  of
competitive   performance   and  have  gained  the  confidence  of  thousands  of  financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is rooted  in sound  methodologies
backed  by  fundamental  and  technical  research.  At  Federated,   success  in  investment
management  does not  depend  solely on the  skill of a single  portfolio  manager.  It is a fusion of individual talents and state-of-the-art industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers  and  analysts,  and  investment decisions  are  executed by traders who are  dedicated  to specific  market  sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December  31, 2002,  Federated  managed 14 bond funds with approximately  $3.2  billion in assets and 22 money market  funds with  approximately  $20.6 billion in total assets.  In 1976,  Federated  introduced  one of the first  municipal  bond mutual  funds  in the  industry  and is now  one of  the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations  including The Tax
Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated  has more than 31 years'  experience.  As of December  31,
2002,  Federated  managed 37 equity funds  totaling  approximately  $16.2  billion in assets across growth, value, equity income, international,  index and sector (i.e. utility) styles.
Federated's  value-oriented  management style combines quantitative and qualitative analysis and features a structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds  and  9  bond  funds  with  assets  approximating  $59.4  billion  and  $6.0  billion, respectively.  Federated's  corporate  bond decision  making--based  on intensive,  diligent credit  analysis--is  backed by over 29 years of experience in the corporate bond sector. In
1972, Federated introduced one of the first high-yield bond funds in the industry.  In 1983,
Federated was one of the first fund managers to participate  in the asset backed  securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government  funds, 4  government/agency  and 19 government money market mutual funds,  with  assets  approximating  $4.9  billion,  $0.9  billion,  $2.9  billion and $56.2 billion,  respectively.  Federated trades approximately $90.4 billion in U.S. government and mortgage  backed  securities  daily and  places  approximately  $35  billion  in  repurchase agreements each day. Federated  introduced the first U.S.  government fund to invest in U.S.
government  bond  securities  in 1969.  Federated  has been a major  force in the short- and intermediate-term  government  markets since 1982 and currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector,  Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously,  the company pioneered the use of the amortized  cost method of  accounting  for valuing  shares of money market  funds,  a principal  means used by money  managers  today to value money market fund shares. Other innovations include the first institutional  tax-free money market fund. As of
December 31, 2002,  Federated managed $136.2 billion in assets across 52 money market funds, including  19  government,  10  prime,  22  municipal  and 1  euro-denominated  with  assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment  Officers  responsible for oversight of the various  investment sectors within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's domestic and international equity products;  Global Fixed Income -
William D. Dawson III is responsible  for overseeing the management of Federated's  domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American  households are pursuing their financial goals through mutual funds.  These investors,  as well as businesses and  institutions,  have entrusted over $6.8 trillion  to the more than  8,157  funds  available,  according  to the  Investment  Company
Institute.

Federated Clients Overview
Federated  distributes  mutual funds  through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the needs of  approximately  3,035  institutional  clients  nationwide  by managing  and  servicing  separate  accounts  and mutual  funds for a variety  of  purposes,
including  defined  benefit  and  defined  contribution  programs,   cash  management,   and
asset/liability management.  Institutional clients include corporations,  pension funds, tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.  The marketing effort to these institutional  clients is headed by John B. Fisher,
President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and  trust  organizations.
Virtually  all of the trust  divisions of the top 100 bank holding  companies  use Federated funds in their  clients'  portfolios.  The  marketing  effort to trust  clients is headed by
Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are available to consumers  through major  brokerage  firms  nationwide--we
have  over   2,000   broker/dealer   and  bank   broker/dealer   relationships   across  the
country--supported  by more wholesalers than any other mutual fund distributor.  Federated's service to financial  professionals  and  institutions has earned it high ratings in several surveys  performed  by DALBAR,  Inc.  DALBAR is  recognized  as the industry  benchmark  for service  quality  measurement.  The  marketing  effort to these  firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

federated limited duration government fund, inc.

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


PART C.     OTHER INFORMATION.

Item 23.    EXHIBITS:
      (a)   (i)   Conformed Copy of Articles of Incorporation of
                  the Registrant; (3)
            (ii)  Conformed Copy of Amendment No. 1 to Articles of
                  Incorporation of the Registrant; (3)
            (iii) Conformed Copy of Amendment No. 2 to Articles of
                  Incorporation of the Registrant; (6)
            (iv)  Conformed Copy of Amendment No. 3 to Articles of
                  Incorporation of the Registrant; (8)
            (v)   Conformed Copy of Amendment No. 4 to Articles of
                  Incorporation of the Registrant; (9)
            (vi)  Conformed Copy of Amendment No. 5 to Articles of
                  Incorporation of the Registrant; (9)
      (b)   (i)   Copy of By-Laws of the Registrant; (3)
            (ii)  Copy of Amendment No. 1 to the By-Laws of the
                  Registrant; (3)
            (iii) Copy of Amendment No. 2 to the By-Laws of the
                  Registrant; (7)
            (iv)  Copy of Amendment No. 3 to the By-Laws of the
                  Registrant; (7)
            (v)   Copy of Amendment No. 4 to the By-Laws of the
                  Registrant; (7)
            (vi)  Copy of Amendment No. 5 to the By-Laws of the
                  Registrant; (+)
      (c)         Copy of Specimen Certificate for Shares of Beneficial
                  Interest of the Registrant; (5)
      (d)   (i)   Conformed copy of Investment Advisory Contract of
                  the Registrant; (3)
            (ii)  Conformed copy of Amendment No. 1 to the Investment
                  Advisory Contract of the Registrant; (9)
            (iii) Conformed copy of Amendment to the Investment
                  Advisory Contract of the Registrant; (10)
      (e)   (i)   Conformed copy of Distributor's Contract of the
                  Registrant, including Exhibit A; (3)
            (ii)  Conformed copy of Exhibit B to the Distributor's
                  Contract of the Registrant; (9)
            (iii) Conformed copy of Amendment to the Distributor's
                  Contract of the Registrant; (10)
            (iv)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                  Agreement; Mutual Funds Service Agreement; and Plan
                  Trustee/Mutual Funds Service Agreement from Item
                  24(b)(6) of the Cash Trust Series II Registration
                  Statement on Form N-1A, filed with the Commission on
                  July 24, 1995. (File Numbers 33-38550 and 811-6269)
      (f)         Not applicable;
      (g)   (i)   Conformed Copy of Custodian Agreement of the
                  Registrant; (3)
            (ii)  Conformed Copy of Custodian Fee Schedule; (6)
            (iii) Conformed Copy of Amendment to Custodian Agreement of
                  the Registrant; (+)

      (h)   (i)   Conformed copy of Amended and Restated Agreement
                  for Fund Accounting Services, Administrative
                  Services, Shareholder Transfer Agency Services and
                  Custody Services Procurement; (4)
            (ii)  Conformed copy of Amendment to the Amended and
                  Restated Agreement for Fund Accounting Services,
                  Administrative Services, Shareholder Transfer Agency
                  Services and Custody Services Procurement; (10)
            (iii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement
                  from Item 24(h)(v) of the Investment Series Funds,
                  Inc. Registration Statement on Form N-1A, filed with
                  the Commission on January 23, 2002. (File Nos.
                  33-48844 and 811-07021)
            (iv)  The responses described in Item 23(e)(iv) are hereby incorporated by reference.
      (i)         Conformed copy of Opinion and Consent of Counsel as
                  to legality of shares being registered; (3)
      (j)         Conformed copy of Consent of Independent Auditors; +
      (k)         Not applicable;
      (l)         Conformed copy of Initial Capital Understanding;
                  (3)
      (m)   (i)   Conformed copy of Distribution Plan of the
                  Registrant, including Exhibit A; (1)
            (ii)  The responses described in Item 23(e)(iv) are hereby incorporated by reference.
      (n)         The Registrant hereby incorporates the conformed copy
                  of the Multiple Class Plan from Item (n) of the
                  Federated GNMA Trust Registration Statement on Form
                  N-1A, filed with the Commission on March 27, 2003.
                  (File Nos. 2-45670 and 811-3375);
      (o)   (i)   Conformed copy of Power of Attorney of the
                  Registrant; (9)
            (ii)  Conformed copy of Power of Attorney of the Chief
                  Investment Officer of the Registrant; (9)
            (iii) Conformed copy of Power of Attorney of President and
                  Director, and Vice Chairman of the Registrant; (+)
      (p)         The Registrant hereby incorporates the conformed copy
                  of the Code of Ethics for Access Persons from Item
                  23(p) of the Federated High Yield Trust Registration
                  Statement on Form N-1A filed with the Commission on
                  April 28, 2003. (File Nos. 2-91091 and 811-4018).

+ All exhibits are being filed electronically.

1.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Registration  Statement  on Form N-1A  filed  April 24,  1994.  (File  Nos.
     33-41004 and 811-6307).

3.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 8 on Form N-1A filed April 21, 1995. (File Nos.  33-41004 and
     811-6307).

4.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 10 on Form N-1A filed April 25, 1996. (File Nos. 33-41004 and
     811-6307).

5.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 12 on Form N-1A filed April 28, 1997. (File Nos. 33-41004 and
     811-6307).

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 13 on Form N-1A filed April 28, 1998. (File Nos. 33-41004 and
     811-6307).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 14 on Form N-1A filed February 26, 1999. (File Nos.  33-41004 and 811-6307).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 16 on Form N-1A filed April 25, 2000. (File Nos. 33-41004 and
     811-6307).

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 17 on Form N-1A filed April 25, 2001. (File Nos. 33-41004 and
     811-6307).

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 19 on Form N-1A filed April 25, 2002. (File Nos. 33-41004 and
     811-6307).

Item 24.    Persons Controlled By or Under Common Control with the Fund:

      None

Item 25.    Indemnification: (2)

2.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 filed July 18, 1991. (File Nos. 33-41004 and 811-6307).

Item 26.    Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The
affiliations with the Registrant of four of the Trustees and one of the
Officers of the investment adviser are included in Part B of this
Registration Statement under "Who Manages and Provides Services to the
Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue,
(Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty
Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook
& Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                            J. Thomas Madden

President/ Chief Executive Officer:       Keith M. Schappert

Executive Vice Presidents:                Stephen F. Auth
                                          William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          David A. Briggs
                                          Jonathan C. Conley
                                          Christopher F. Corapi
                                          Deborah A. Cunningham
                                          Linda A. Duessel
                                          Mark E. Durbiano
                                          James E. Grefenstette
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Frank Semack
                                          Richard Tito
                                          Peter Vutz

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          David M. Bruns
                                          Robert E. Cauley
                                          Regina Chi
                                          Ross M. Cohen
                                          Fred B. Crutchfield
                                          Lee R. Cunningham, II
                                          Alexandre de Bethmann
                                          Anthony Delserone, Jr.
                                          Donald T. Ellenberger
                                          Eamonn G. Folan
                                          Thomas M. Franks
                                          John T. Gentry
                                          David P. Gilmore

Vice Presidents:                          Marc Halperin
                                          John W. Harris
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison
                                          Constantine J. Kartsonas
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Uri. D. Landesman
                                          Steven Lehman
                                          Marian R. Marinack
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          John L. Nichol
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          John P. Quartarolo
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          Aash M. Shah
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Leonardo A. Vila
                                          Steve Wagner
                                          Paige M. Wilhelm
                                          Richard M. Winkowski, Jr.
                                          Lori A. Wolff
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Catherine A. Arendas
                                          Angela A. Auchey
                                          Nicholas P. Besh
                                          Hanan Callas
                                          David W. Cook
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          David Dao
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          Igor Golalic
                                          James Grant
                                          Anthony Han
                                          Kathryn P. Heagy
                                          Carol B. Kayworth
                                          Angela A. Kohler
                                          Robert P. Kozlowski
                                          Ted T. Lietz, Sr.
                                          Monica Lugani
                                          Tracey L. Lusk
                                          Ann Manley
                                          Theresa K. Miller
                                          Karl Mocharko

Assistant Vice Presidents:                Bob Nolte
                                          Rae Ann Rice
                                          Jennifer G. Setzenfand
                                          Diane R. Startari
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Michael R. Tucker
                                          Steven J. Wagner
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretaries:                    Jay S. Neuman
                                          Leslie K. Ross

Assistant Treasurer:                      Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the
Federated Fund Complex described in Part B of this Registration
Statement.

Item 27.    Principal Underwriters:

(a)   Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money
Market Fund; Edward Jones Tax-Free Money Market Fund; Federated
American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund;
Federated Capital Income Fund, Inc.; Federated Core Trust; Federated
Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income
Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
Trust; Federated Government Income Securities, Inc.; Federated High
Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust;
Federated Institutional Trust; Federated Insurance Series; Federated
International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Limited Duration Government Fund, Inc.; Federated Managed
Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.;
Federated Municipal Securities Fund, Inc.; Federated Municipal
Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated
Total Return Government Bond Fund; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government
Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated World Investment Series, Inc.; Intermediate
Municipal Trust; Money Market Obligations Trust; CCMI Funds; Regions
Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision
Group of Funds.

      (b)

      (1)                     (2)                     (3)
Positions and Offices                     Positions and Offices
  With Distributor            Name        With Registrant

Chairman:               Richard B. Fisher      Vice Chairman

Director:               Arthur L. Cherry

President-Institutional
Sales and Director:     John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director: Thomas R. Donahue

President-Broker/Dealer
And Director:           James F. Getz

Senior Vice Presidents:
                        Mark W. Bloss
                        Richard W. Boyd
                        Laura M. Deger
                        Peter W. Eisenbrandt
                        Theodore Fadool, Jr.
                        Christopher T. Fives
                        James S. Hamilton
                        James M. Heaton
                        Amy Michaliszyn
                        Keith Nixon
                        Solon A. Person, IV
                        Ronald M. Petnuch
                        Timothy C. Pillion
                        Thomas E. Territ
                        Robert F. Tousignant

Vice Presidents:
                        Irving Anderson
                        John B. Bohnet
                        Edward Bozek
                        Jane E. Broeren-Lambesis
                        Craig Burness
                        David J. Callahan
                        Mark Carroll
                        Scott Charlton
                        Steven R. Cohen
                        Mary J. Combs
                        R. Edmond Connell, Jr.
                        Kevin J. Crenny
                        Daniel T. Culbertson
                        G. Michael Cullen
                        Marc C. Danile
                        Robert J. Deuberry
                        Ron Dorman
                        William C. Doyle

      (1)                     (2)                     (3)
Positions and Offices                     Positions and Offices
  With Distributor            Name        With Registrant
___________________________________________________________

Vice Presidents:        Donald C. Edwards
                        Lee England
                        Timothy Franklin
                        Renee Gebben
                        Peter J. Germain
                        Joseph D. Gibbons
                        G. Tad Gullickson
                        Scott Gundersen
                        Dayna C. Haferkamp
                        Raymond J. Hanley
                        Vincent L. Harper, Jr.
                        Bruce E. Hastings
                        Charlene H. Jennings
                        Teresa M. Johnson
                        Christopher L. Johnston
                        H. Joseph Kennedy
                        Stephen Kittel
                        Michael W. Koenig
                        Ed Koontz
                        Christopher A. Layton
                        Michael H. Liss
                        Michael R. Manning
                        Martin J. McCaffrey
                        Mary Ann McCaffrey
                        Maurice W. McKinney
                        Mark J. Miehl
                        Richard C. Mihm
                        Vincent T. Morrow
                        Alec H. Neilly
                        Thomas A. Peter III
                        Raleigh Peters
                        Robert F. Phillips
                        Richard A. Recker
                        Christopher Renwick
                        Brian S. Ronayne
                        Thomas S. Schinabeck
                        Edward J. Segura
                        Peter Siconolfi
                        Edward L. Smith
                        David W. Spears
                        John A. Staley
                        Colin B. Starks
                        Jeffrey A. Stewart
                        Kevin Stutz
                        Timothy A. Rosewicz
                        Greg Spralding
                        William C. Tustin
                        Paul A. Uhlman
                        G. Walter Whalen
                        Stephen White
                        Patrick M. Wiethorn
                        Edward J. Wojnarowski
                        Michael P. Wolff

      (1)                     (2)                     (3)
Positions and Offices                     Positions and Offices
  With Distributor            Name        With Registrant
___________________________________________________________

Assistant Vice Presidents:
                        Lisa Arcuri
                        Robert W. Bauman
                        Charles L. Davis, Jr.
                        Beth C. Dell
                        Jennifer Fetteroff
                        John T. Glickson
                        William Rose
                        Lynn Sherwood-Long

Treasurer:              Denis McAuley, III

Secretary:              Stephen A. Keen

Assistant Secretaries:  Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
      Reed Smith LLP
      Investment Management Group (IMG)
      Federated Investors Tower
      12th Floor
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
      5800 Corporate Drive
      Pittsburgh, PA 15237-7000

Federated Shareholder Services Company
("Transfer Agent and Dividend Disbursing Agent")
      P.O. Box 8600
      Boston, MA  02266-8600

Federated Services Company ("Administrator")
      Federated Investors Tower
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

Federated Investment Management Company ("Adviser")
      Federated Investors Tower
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

State Street Bank and Trust Company ("Custodian")
P.O. Box 8600
Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

Registrant hereby undertakes to comply with the provisions of Section
16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED LIMITED
DURATION GOVERNMENT FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th
day of April, 2003.

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

      BY: /s/ Andrew P. Cross
      Andrew P. Cross, Assistant Secretary
      April 29, 2003

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                        TITLE                DATE

By:   /s/ Andrew P. Cross     Attorney In Fact    April 29, 2003
      Andrew P. Cross         For the Persons
      ASSISTANT SECRETARY     Listed Below

John F. Donahue*                    Chairman and Director

William D. Dawson, III*             Chief Investment Officer

Richard B. Fisher*                  Vice Chairman

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield*               Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

*  By Power of Attorney